Indebtedness (Credit Facilities) (Details) (USD $) In Billions, unless otherwise specified		12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	Dec. 31, 2012 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Dec. 31, 2012 Short Term Credit Arrangement [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	May 31, 2011 Previous Expiration Date [Member] Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	$ 6.0	$ 2.5	$ 3.5	$ 2.0	$ 1.9
Commercial paper outstanding	$ 2.0
Multi-year revolving credit facility, expiration date		Mar. 31, 2015	Oct. 25, 2016			Sep. 30, 2013